CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net income / (loss)	$ (16,301)	$ (315)	$ (14,880)	$ 821
Other comprehensive income / (loss), net of tax
Foreign currency translation adjustments	(6)	(143)	(159)	(788)
Unrecognized actuarial gain / (loss) on employee benefit plan obligations	26	76	(27)	73
Total other comprehensive income / (loss), net of tax	20	(67)	(186)	(715)
Comprehensive income / (loss), net of tax	(16,281)	(382)	(15,066)	106
Less: Comprehensive income / (loss) attributable to noncontrolling interests	(43)	(55)	108	20
Less: Comprehensive income attributable to redeemable noncontrolling interests	162		162
Total comprehensive income / (loss) attributable to shareholders’ of Aeries Technology, Inc.	$ (16,400)	$ (327)	$ (15,336)	$ 86